SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Amounts Receivable
Trade accounts receivable	$ 1,233,199	$ 951,314
Corporate taxes receivable	100,000	182,820
GST receivable	465,548	272,993
Trade and other receivables	$ 1,798,747	$ 1,407,127